UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Verity U.S. Treasury Fund
Investor Class | USTVX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Verity U.S. Treasury Fund for the period of December 1, 2023, to  September 30, 2024. You can find additional information about the Fund at https://verityinvest.com/ustvx/. You can also request this information by contacting us at 1-800-984-5014.
WHAT WERE THE FUND COSTS FOR THE PAST PERIOD? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$45	0.54%
Dear Shareholder:
The Verity U.S. Treasury Fund (USTVX) operates primarily in the U.S. Treasury market, which is influenced by macroeconomic factors such as interest rates, inflation, and economic growth. During the period from inception to September 30, 2024, the U.S. economy experienced a variety of market conditions, including changes in market interest rates, geopolitical events, and evolving economic indicators. For the period December 1, 2023, to September 30, 2024, the Fund had a return of 3.69% versus 6.53% for the Bloomberg Treasury Index and 4.55% for the Bloomberg Short Treasury Index.
The Fund’s investment strategy includes management of duration risk associated with U.S. government debt. The effectiveness of these strategies depends on the accuracy of interest rate forecasts and the overall economic environment. Due to conflicting economic growth, inflation and Fed policy data during the period, the Fund elected to stay in short duration securities, with the portfolio comprised of various short-term U.S. Treasury notes and bills with different maturities. Performance was stable in the face of fluctuating rates due to this positioning on the short end of the yield curve.
Investment Objective: The Verity U.S. Treasury Fund seeks to earn current income, consistent with preservation of principal. Application for purchase of shares must be preceded or accompanied by a prospectus.
The opinions expressed are those of Verity Asset Management and are subject to change, are not guaranteed, and should not be considered investment advice.
Investing involves risk. Principal loss is possible. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. The Fund seeks to achieve its investment objective by primarily investing in direct debt obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury which are subject to market risk, interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Market prices for securities issued or guaranteed by the U.S. Treasury are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Past performance does not guarantee future results.
The Bloomberg Treasury Index measures U.S. dollar denominated, fixed rate, nominal debt issued by the U.S. Treasury. This index cannot be invested in directly.
The Bloomberg Short Treasury Index measures the performance of the U.S. Treasury bills, notes and bonds under 1 year to maturity. This index cannot be invested in directly.
Must be preceded or accompanied by the Fund’s current prospectus.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Verity U.S. Treasury Fund	PAGE 1	TSR-AR-81752T478

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/01/2023)
Verity U.S. Treasury Fund Investor Class	3.69
Bloomberg Treasury Index	6.53
Bloomberg Short Treasury Total Return Index	4.55
Visit https://verityinvest.com/ustvx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$75,401,954
Number of Holdings	9
Net Advisory Fee	$86,829
Portfolio Turnover	32%
Average Credit Quality	AAA
Visit https://verityinvest.com/ustvx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of Net Assets)
U.S.Treasury Notes/Bonds	97.4%
First American Treasury Obligations Fund	2.2%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://verityinvest.com/ustvx/.
Verity U.S. Treasury Fund	PAGE 2	TSR-AR-81752T478

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Verity Asset Management documents not be householded, please contact Verity Asset Management at 1-800-984-5014, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Verity Asset Management or your financial intermediary.
Verity U.S. Treasury Fund	PAGE 3	TSR-AR-81752T478

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal period. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal period. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal period ended September 30, 2024, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the past fiscal period for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 9/30/2024
(a) Audit Fees	$17,000
(b) Audit-Related Fees	$0
(c) Tax Fees	$3,500
(d) All Other Fees	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 9/30/2024
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last fiscal period.

Non-Audit Related Fees	FYE 9/30/2024
Registrant	$0
Registrant’s Investment Adviser	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

VERITY U.S. TREASURY FUND
INVESTOR CLASS
TICKER SYMBOL: USTVX
Core Financial Statements
September 30, 2024

Verity U.S. Treasury Fund
Schedule of Investments
September 30, 2024

	Par	Value
U.S. Government Notes/Bonds - 97.4%
U.S.Treasury Note/Bonds
1.50%, 11/30/2024	$10,300,000	$10,244,594
1.00%, 12/15/2024	10,500,000	10,423,421
1.38%, 01/31/2025	10,150,000	10,045,258
1.75%, 03/15/2025	11,200,000	11,072,604
2.38%, 04/30/2026	12,500,000	12,241,699
2.75%, 07/31/2027	3,850,000	3,764,729
2.88%, 08/15/2028	11,700,000	11,404,529
4.38%, 11/30/2030	4,050,000	4,213,582
TOTAL U.S. Government Notes/Bonds (Cost $73,108,891)		73,410,416
	Shares
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Treasury Obligations Fund - Class X, 4.79%(a)	1,651,042	1,651,042
TOTAL SHORT-TERM INVESTMENTS (Cost $1,651,042)		1,651,042
TOTAL INVESTMENTS - 99.6% (Cost $74,759,933)		$75,061,458
Other Assets in Excess of Liabilities - 0.4%		340,496
TOTAL NET ASSETS - 100.0%		$75,401,954

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

Verity U.S. Treasury Fund
Statement of Assets and Liabilities
September 30, 2024

ASSETS:
Investments, at value (Cost $74,759,933)	$75,061,458
Interest receivable	369,848
Receivable for Fund shares sold	55,787
Prepaid expenses	10,319
Total assets	75,497,412
LIABILITIES:
Payable to adviser	19,384
Payable for audit fees	20,502
Payable for fund shares redeemed	16,975
Payable for registration fees	11,806
Payable for legal fees	6,622
Payable for Trustees’ fees	5,752
Payable for fund administration and accounting fees	3,690
Payable for transfer agent fees and expenses	1,850
Payable for compliance fees	623
Accrued expenses and other liabilities	8,254
Total liabilities	95,458
NET ASSETS	$75,401,954
Net Assets Consist of:
Paid-in capital	$75,201,069
Total distributable earnings	200,885
Total net assets	$75,401,954
Institutional Class Shares
Net assets	$75,401,954
Shares issued and outstanding(1)	5,005,832
Net asset value, offering and redemption price per share	$15.06

(1)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

Verity U.S. Treasury Fund
Statement of Operations
For the Period Ended September 30, 2024(1)

INVESTMENT INCOME:
Interest income	$2,688,445
Total investment income	2,688,445
EXPENSES:
Investment advisory fees (See Note 3)	242,202
Fund administration and fund accounting fees (See Note 3)	89,885
Transfer agent fees (See Note 3)	38,698
Federal and state registration fees	34,601
Audit fees	20,502
Legal fees	18,000
Trustees’ fees (See Note 3)	15,019
Compliance fees (See Note 3)	12,498
Reports to shareholders	8,500
Custodian fees (See Note 3)	4,267
Other	2,999
Insurance	2,672
Total expense before reimbursement	489,843
Less: expense reimbursement by Adviser (See Note 3)	(155,373)
Less: Fee reduction (See Note 7)	(24,000)
Net expenses	310,470
Net investment income	2,377,975
REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS:
Net realized loss on investments	(164,737)
Net change in unrealized appreciation (depreciation) on investments	301,525
Net realized and change in unrealized gain on investments	136,788
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,514,763

(1)	Inception date of the Fund was December 1, 2023.
The accompanying notes are an integral part of these financial statements.

3

Verity U.S. Treasury Fund
Statement of Changes in Net Assets

For the Period Since Inception through September 30, 2024(1)
OPERATIONS:
Net investment income	$2,377,975
Net realized loss on investments	(164,737)
Net change in unrealized appreciation (depreciation) on investments	301,525
Net increase in net assets resulting from operations	2,514,763
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	75,201,068
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	(2,313,877)
Total distributions to shareholders	(2,313,877)
Net increase in net assets	75,401,954
NET ASSETS:
Beginning of period	—
End of period	$75,401,954

(1)	Inception date of the Fund was December 1, 2023.
(2)	A summary of capital shares is as follows:

	Period Ended September 30, 2024
	Shares	Amount
SHARE TRANSACTIONS:
Investor Class
Issued	5,866,724	$88,169,490
Issued to holders in reinvestment of dividends	154,509	2,313,870
Redeemed	(1,015,401)	(15,287,530)
Redemption Fee	—	5,238
Net increase in shares outstanding	5,005,832	$75,201,068

The accompanying notes are an integral part of these financial statements.

4

Verity U.S. Treasury Fund
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
For Fund share outstanding for the entire period.

For the Period Inception through September 30, 2024(1)

PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(2)	0.51
Net realized and unrealized gain on investments	0.04
Total from investment operations	0.55
LESS DISTRIBUTIONS FROM:
Net investment income	(0.49)
Total distributions paid	(0.49)
Redemption Fees	—(3)
Net asset value, end of period	$15.06
Total return(4)	3.69%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$75,402
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)	0.85%
After expense reimbursement(5)(6)	0.54%
Ratio of net investment income to average net assets	4.12%
Portfolio turnover rate(4)(7)	32%

(1)	Inception date of the Fund was December 1, 2023.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.01 per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
Expenses for the Fund were reduced by $24,000, the equivalent of four basis points (0.04%), due to a one-time fee reduction which resulted in the Fund operating below its expense cap of 0.58% for the period.

(7)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

5

VERITY U.S. TREASURY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Verity U.S. Treasury Fund (the “Fund”) is a diversified series having its own investment objectives and policies within the Trust. The Fund seeks to achieve its investment objective by primarily investing in direct debt obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury. Investment advisory services are provided to the Fund by Verity Asset Management (the “Adviser”), pursuant to an Investment Advisory Agreement (see Note 3).
The Fund’s inception was on December 1, 2023. Organizational costs consist of costs incurred to establish the Fund and enable it to legally do business. These expenses were borne by the Adviser and are not subject to reimbursement by the Fund. The Fund’s investment Adviser is responsible for providing management oversight, investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing, and operations services to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.
The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Prior to March 25, 2024, a redemption fee of 2.00% was charged on shares redeemed within 60 days of purchase.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Fixed income securities, including short-term debt instruments having a maturity of less than 60 days, are valued, at the evaluated mean price between the bid and asked prices in accordance with prices supplied by an approved independent third-party pricing service (“Pricing Service”). Pricing Services may use various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value,

6

VERITY U.S. TREASURY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024(Continued)
a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of September 30, 2024:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Notes/Bonds	$—	$73,410,416	$ —	$73,410,416
Money Market Funds	1,651,042	—	—	1,651,042
Total Investments in Securities	$1,651,042	$73,410,416	$—	$75,061,458

As of the period ended September 30, 2024, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.
B.
Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.

C.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.

D.
Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

E.
Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the funds of the Trust or by other equitable means.

7

VERITY U.S. TREASURY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024(Continued)
F.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

G.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.42% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fees, and/or reimburse Fund operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest (including interest incurred in connection with bank and custody overdrafts), interest expense, dividends paid on short sales, brokerage and other transactional expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.58% of the Fund’s average daily net assets. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within two years after the initial effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Adviser, with consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
December 2026 – September 2027	$155,373

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended September 30, 2024, are disclosed in the Statement of Operations. Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no

8

VERITY U.S. TREASURY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024(Continued)
tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of, and during the period ended September 30, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.
As of September 30, 2024, the components of distributable earnings on a tax basis were:

Tax cost of investments	$74,759,932
Gross unrealized appreciation	$307,009
Gross unrealized depreciation	(5,484)
Net unrealized appreciation	301,525
Undistributed ordinary income	64,097
Other accumulated loss	(164,737)
Total distributable earnings	$200,885

As of September 30, 2024, the Fund had $164,737 in short-term capital loss carryovers which will be permitted to carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2024, the Fund did not defer any qualified late year losses.
Distributions to Shareholders – The Fund intends to distribute net investment income quarterly and net realized gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. For the period ended September 30, 2024, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(1)	$1

The tax character of distributions paid for the period ended September 30, 2024, were as follows:

	Ordinary Income	Total Distributions Paid
2024	$2,313,877	$2,313,877

5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales (excluding short-term investments), by the Fund for the period ended September 30, 2024, were as follows:

	Purchases	Sales
U.S. Government Securities	$63,191,793	$13,444,786
Other Securities	$—	$—

9

VERITY U.S. TREASURY FUND
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024(Continued)
6. PRINCIPAL RISKS
U.S. Government and Agency Securities Risk – The Fund invests primarily in securities issued by the U.S. Treasury and may also invest in U.S. government agency securities (such as securities issued by Ginnie Mae, Fannie Mae or Freddie Mac). U.S. government and agency securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury or Ginnie Mae, that are backed by the full-faith-and-credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Notwithstanding that these securities are backed by the full-faith-and-credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. Government Securities (including those held by the Fund), cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt, all of which could adversely affect the Fund. Such non-payment would result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system. Securities issued or guaranteed by U.S. government agencies, such as Fannie Mae and Freddie Mac, are not backed by the full-faith-and-credit of the United States and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government agency securities that are not backed by the full-faith-and-credit of the United States are subject to greater credit risk.
7. FEE REDUCTION
For the fiscal year ended September 30, 2024, there was a one-time reduction in fees charged by Fund Services and the Custodian for fiscal year 2024 in the amount of $24,000, resulting in a decrease of expenses being charged to the Fund shareholders.
8. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2024, National Financial Services, LLC and AXOS Clearing, LLC , for the benefit of their customers, owned 49.13% and 28.34% of the Fund, respectively.
9. SUBSEQUENT EVENTS
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no items require recognition or disclosure.

10

VERITY U.S. TREASURY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Verity U.S. Treasury Fund and
Board of Trustees of Series Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Verity U.S. Treasury Fund (the “Fund”), a series of Series Portfolios Trust, as of September 30, 2024, the related statements of operations and changes in net assets and the financial highlights for the period December 1, 2023 (commencement of operations) through September 30, 2024, and related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations, changes in net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 27, 2024

11

VERITY U.S. TREASURY FUND
ADDITIONAL INFORMATION
September 30, 2024 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https:// www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-984-5014.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-984-5014. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-800-984-5014, or on the SEC’s website at https:// www.sec.gov/.

12

INVESTMENT ADVISER
Verity Asset Management
280 South Mangum Street, Suite 550
Durham, NC 27701
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Kirkland & Ellis, LLP
1301 Pennsylvania Avenue, NW
Washington, DC 20004
This report should be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains information about the Fund’s trustees and is available without charge upon request by calling 1-800-984-5014.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	12/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	12/5/2024

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	12/5/2024